Investments	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Investments

Note 3 - Investments

The following is a summary of the Plan’s investment in the Company’s common stock at December 31, 2025 and 2024.

	2025	2024
Shares of Company common stock
Number of shares	1,385,754	1,454,243
Cost	$31,721,456	$32,236,168
Appraised value	$105,317,304	$95,252,916

The following is a summary of participant-directed and nonparticipant-directed investments in company common stock at December 31, 2025 and 2024.

	Number of	Appraised
	Shares	Value
December 31, 2025
Participant-directed	484,815	$36,845,940
Nonparticipant-directed	900,939	68,471,364
	1,385,754	$105,317,304

December 31, 2024
Participant-directed	580,554	$38,026,286
Nonparticipant-directed	873,689	57,226,630
	1,454,243	$95,252,916